Trade and Other Receivables - Aging Analysis of Gross Trade Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [line items]
Gross trade receivables	$ 990.1	$ 789.9
1-30
Trade and other receivables [line items]
Gross trade receivables	556.4	467.8
31-60
Trade and other receivables [line items]
Gross trade receivables	246.9	181.1
61-90
Trade and other receivables [line items]
Gross trade receivables	71.6	56.3
91-120
Trade and other receivables [line items]
Gross trade receivables	39.8	30.6
121+
Trade and other receivables [line items]
Gross trade receivables	$ 75.4	$ 54.1